Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity
Stockholders' Equity Note Disclosure

6.   STOCKHOLDERS’ EQUITY

The Company issued no securities during the three months ended March 31, 2012.

The following is a summary of warrants for March 31, 2012:

	Shares	Exercise Price ($)	Expiration Date
Class E Warrants: (Issued for Notes payable in gold)
Outstanding and exercisable at January 1, 2011	457,518	0.65	Feb to June 2013 (5)
Warrants exercised February 18, 2011	(35,000)	0.20
Warrants expired in 2011	(122,500)
Outstanding and exercisable at December 31, 2011	300,018
Outstanding and exercisable at March 31, 2012	300,018
Class F Warrants: (Issued for Private Placement)
Outstanding and exercisable at January 1, 2011	2,052,995	0.55	March to August 2013 (5)
Warrants exercised February 18, 2011	(1,393,332)	0.20
Outstanding and exercisable at December 31, 2011	659,663
Outstanding and exercisable at March 31, 2012	659,663
Class F-2 Warrants: (Issued for Commissions)
Outstanding and exercisable at January 1, 2011	599,772	0.20	December 3, 2013 (5)
Outstanding and exercisable at December 31, 2011	599,772
Outstanding and exercisable at March 31, 2012	599,772
Class G Warrants: (for Private Placement)
Outstanding and exercisable at January 1, 2011	4,169,850	0.36	December 3 to 16, 2013 (5)
Outstanding and exercisable at December 31, 2011	4,169,850
Outstanding and exercisable at March 31, 2012	4,169,850
Class H Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (1)	5,125,936	0.30	May 31, 2016
Outstanding and exercisable at December 31, 2011	5,125,936
Outstanding and exercisable at March 31, 2012	5,125,936
Class I Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (2)	5,125,935	0.40	May 31, 2016
Warrants issued July 29, 2011 (3)	7,317,978	0.40	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.40	November 21, 2016
Outstanding and exercisable at December 31, 2011	13,906,413
Outstanding and exercisable at March 31, 2012	13,906,413
Class J Warrants: (Issued for Private Placement)
Warrants issued July 29, 2011 (3)	7,317,978	0.30	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.30	November 21, 2016
Outstanding and exercisable at December 31, 2011	8,780,478
Outstanding and exercisable at March 31, 2012	8,780,478
Weighted average exercise of warrants outstanding and weighted average exercise price at March 31, 2012	33,542,130	0.29

(1)                Includes 196,297 warrants issued for commissions and finder’s fees.

(2)                Includes 196,296 warrants issued for commissions and finder’s fees.

(3)                Includes 412,549 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.

(4)                Includes 212,500 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.

(5)                On March 21, 2012, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates. No other terms were modified.

Stock-Based Compensation:

During 2011, the Company issued 545,000 options to employees and contractors working at our Chandalar property. Vesting milestones occurred in the Company’s fourth quarter of 2011 at which time 40,000 options were forfeited. The fair value of these options was determined using a Black Scholes model, resulting in a total fair value of $85,191 for these options. Of this value, $62,279 was recognized in the fourth quarter of 2011, when service and vesting milestones were reached.

For the three-month periods ended March 31, 2012 and 2011, the Company recognized share-based compensation for employees of $8,371 and $11,712, respectively. There remains $14,541 of unrecognized share-based compensation to be recognized over the coming four quarters.

8.   STOCKHOLDERS’ EQUITY

Private Placements

Between March 19, 2010 and August 29, 2010, the Company issued 4,106,998 units, at a price of $0.30 per unit, for net proceeds of $1,127,015 in a private placement to investors. Each unit consists of one share of common stock and one-half Class F common stock purchase warrant. Each whole warrant is exercisable to purchase one additional common share at $0.55 per share for a period of two years following the date of issue.

The terms of the warrants include a call option for the Company. In the event that the common shares trade at a weighted volume average price of greater than $0.80 per share for a period of 20 consecutive trading days at any time following the issuance of the warrants, the Company may, in its sole discretion, accelerate the expiration date of the warrants by giving written notice to the holders thereof within 10 business days of the occurrence thereof, and in such case, the warrants will expire on the 20th business day after the date on which such notice is given by the Company.

In relation to these placements, the Company issued 139,945 common shares and 599,772 Class F-2 Warrants for commissions to an agent for $30,788 in services in private placement activities. Terms of the F-2 warrant are identical to the class F warrant except the exercise price to purchase a common share is $0.22.

On December 17, 2010, the Company issued 4,169,850 units, at a price of $0.18 per unit, for net proceeds of approximately $635,423 in a private placement to investors. Each unit consists of one share of common stock and one Class G common stock purchase warrant. Each warrant is exercisable to purchase one additional common share at $0.36 per share for a period of two years following the date of issue.

The terms of the warrants include a call option for the Company. In the event that the common shares trade at a weighted volume average price of greater than $0.72 per share for a period of 20 consecutive trading days at any time following the issuance of the warrants, the Company may, in its sole discretion, accelerate the expiration date of the warrants by giving written notice to the holders thereof within 10 business days of the occurrence thereof, and in such case, the warrants will expire on the 20th business day after the date on which such notice is given by the Company. The Company granted resale registration rights to such investors, which will require the Company to file a registration statement with the SEC regarding the resale of the common shares issued as part of the units and the common shares issuable upon exercise of the warrants within 60 days of the final closing date of the unit offering.

On May 1, 2010, an employee of the Company was issued 100,000 shares of the Company’s stock. At the grant date fair value price of $0.44 per share. The shares were to be fully vested after the completion of nine months of service. The Company had expensed the cost of the shares on a straight-line basis over the terms of the employee’s service until the shares were expected to be fully vested in January 2011. However, on September 24, 2010, the employee resigned his position with the Company, forfeiting his stock grant. Because the employee terminated his employment prior to the vesting of the share grant, the Company reversed $33,934 compensation expense previously recognized for this stock grant.

On December 20, 2010, the Board of Directors approved a temporary reduction in exercise price for the Class E and Class F warrants to the lesser of $0.20 per share of common stock or 30% discount of market price of the Company’s stock. The reduction was effective through January 31, 2011, later amended to February 18, 2011. No warrants were exercised during 2010 under these terms, and in the quarter ended March 31, 2011, a total of 35,000 Class E Warrants and 1,393,332 Class F Warrants were exercised for 1,428,332 common shares, resulting in net cash proceeds to the Company of $285,666.

On January 31, 2011 and February 1, 2011, the Company issued a total of 10,931,982 common shares for conversion of certain notes payable in gold. On July 29, 2011, the Company issued a total of 2,029,908 common shares for conversion of additional notes payable in gold. See Note 5 Notes Payable in Gold.

On February 2, 2011, a holder of 250,000 Series A Convertible Preferred shares exercised his conversion right to 1,500,000 shares of common stock. This resulted in no proceeds to the Company, and after conversion, there are 175,000 shares of Series A Convertible Preferred outstanding which are convertible into 1,050,000 shares of common stock.

On May 31, 2011, the Company closed a private placement of its common stock and warrants to purchase shares of its common stock. The private placement consisted of 9,859,284 units at a price of $0.21 per unit and resulted in net proceeds to the Company of $1,981,772. Each unit consists of one share of the Company’s common stock, one half of a Class H warrant and one half of a Class I warrant. Each full Class H warrant and Class I warrant is exercisable to purchase one additional common share of the Company at $0.30 and $0.40, respectively, for a period of five years following the date of issue. Of the total issuance, officers and directors of the Company purchased 695,000 units, contributing $145,850 of the total proceeds of the private placement. Such units were purchased on the same terms and conditions as the purchase of units by other investors in the private placement. The Company issued 5,125,936 Class H warrants and 5,125,935 Class I warrants.

The terms of the warrants include a call option for the Company. In the event that the common shares trade at a weighted volume average price of greater than $0.50 or $0.60, respectively for the H warrants and I warrants, for a period of 20 consecutive trading days at any time following the issuance of the respective warrants, the Company may, in its sole discretion, accelerate the expiration date of the respective warrants by giving written notice to the holders thereof within 10 business days of the occurrence thereof, and in such case, the warrants will expire on the 20th business day after the date on which such notice is given by the Company. The Company granted resale registration rights to such investors.

On July 29, 2011, the Company closed a private placement of 13,810,860 units of the Company at a price of $0.21 per unit and resulted in net proceeds to the Company of $2,380,932 and non-cash settlement of debt of $291,629. Each unit consists of one share of the Company’s common stock, one half of a Class J warrant and one half of a Class I warrant. Each full Class J warrant is exercisable for a period of five years following the date of issue to purchase one additional share of common stock of the Company at the greater of $0.30 or the closing market price of the Company’s stock on the closing date of the private placement, as quoted on the Over-The-Counter Bulletin Board (the “OTCBB”). Each full Class I warrant is exercisable for a period of five years following the date of issue to purchase one additional common share of the Company at $0.40. The Company issued 7,317,978 warrants of each class, including 412,549 warrants of each class for commissions and finder’s fees.

The terms of the warrants include a call option for the Company. In the event that the shares of common stock trade at a weighted volume average price of greater than $0.50 or $0.60, respectively, for the Class J warrants and Class I warrants, for a period of 20 consecutive trading days at any time following the issuance of the respective warrants, the Company may, in its sole discretion, accelerate the expiration date of the respective warrants by giving written notice to the holders thereof within 10 business days of the occurrence thereof, and in such case, the warrants will expire on the 20th business day after the date on which such notice is given by the Company.

On November 21, 2011, the Company closed a private placement of 2,500,000 units of the Company at a price of $0.20 per unit and resulted in net proceeds to the Company of $461,394. The Company also issued 175,000 units valued at $35,000 for commissions and finder’s fees in relation to the placement. Each unit consists of one share of the Company’s common stock, one half of a Class J warrant and one half of a Class I warrant. Each full Class J warrant is exercisable for a period of five years following the date of issue to purchase one additional share of common stock of the Company at the greater of $0.30 or the closing market price of the Company’s stock on the closing date of the private placement, as quoted on the Over-The-Counter Bulletin Board (the “OTCBB”). Each full Class I warrant is exercisable for a period of five years following the date of issue to purchase one additional common share of the Company at $0.40. The Company issued 1,462,500 warrants of each class, including 212,500 warrants of each class for commissions and finder’s fees.

The terms of the warrants include a call option for the Company. In the event that the shares of common stock trade at a weighted volume average price of greater than $0.50 or $0.60, respectively, for the Class J warrants and Class I warrants, for a period of 20 consecutive trading days at any time following the issuance of the respective warrants, the Company may, in its sole discretion, accelerate the expiration date of the respective warrants by giving written notice to the holders thereof within 10 business days of the occurrence thereof, and in such case, the warrants will expire on the 20th business day after the date on which such notice is given by the Company.

Series A Convertible Preferred Stock:

In 2008, the Company completed the offer and sale of 225,000 shares of Series A Preferred stock in the Company, and in 2009, completed the offer and sale of an additional 250,000 shares of preferred stock, resulting in net proceeds of $475,000 to the Company. During 2009, and again in 2010, a preferred shareholder exercised his right to convert 50,000 Series A Preferred Stock for 300,000 shares of common stock, leaving a remaining balance of 425,000 shares of preferred stock outstanding at December 31, 2010. During 2011, a preferred shareholder exercised his right to convert 250,000 Series A Preferred Stock for 1,500,000 shares of common stock, leaving a remaining balance of 175,000 shares of preferred stock outstanding at December 31, 2011. These shares were issued from the designated 1,000,000 shares of Series A Preferred Stock, no par value, with the following rights and preferences:

•         Liquidation Preference: Upon a liquidation event, an amount in cash equal to $2.00 per share (adjusted appropriately for stock splits, stock dividends and the like), for a total of $350,000 at December 31, 2011, together with declared but unpaid dividends to which the holders of outstanding shares of Series A Preferred Stock are entitled shall be paid prior to liquidation payments to holders of Company securities junior to the Series A Preferred Stock.

•         Voting: Each holder of Series A Preferred Stock shall be entitled to vote on all matters upon which holders of common stock would be entitled to vote and shall be entitled to that number of votes equal to the number of whole shares of common stock into which such holder’s shares of Series A Preferred Stock could be converted.

•         Conversion: Any share of Series A Preferred Stock may, at the option of the holder, be converted at any time into six shares of common stock. The Company has the right, at its sole option, to convert all Series A Preferred Stock into common stock after the third anniversary of its issuance if the weighted average trading price of the common stock exceeds $1.00 per share for ten consecutive trading days. The Company also has the right, at its sole option, to convert all Series A Preferred Stock into common stock after the tenth anniversary from the date of issuance.

•         Dividend Rate: The holders of Series A Preferred Stock shall be entitled to receive, when and as declared by the Board, yearly cumulative dividends from the surplus or net profits of the Company at an effective rate of 5% per annum, of the original Series A Preferred Stock purchase price of $1.00 per share. The Series A dividend shall accrue ratably from the date of issuance of the Series A Preferred Stock through the entire period in which shares of Series A Preferred Stock are held and shall be payable to the holder of the Series A Preferred Stock on the conversion date of the Series A Preferred Stock or as may be declared by the Board, with proper adjustment for any dividend period which is less than a full year.

•         Preferential and Cumulative. The Series A Dividends shall be payable before any dividends will be paid upon, or set apart for, the common stock of the Company and will be cumulative, so that any dividends not paid or set apart for payment for the Series A Preferred Stock, will be fully paid and set apart for payment, before any dividends will be paid upon, or set apart for, the common stock of the Company.

•         Payment of Dividend: If the Company shall have sufficient earnings to pay a dividend on the Series A Preferred Stock, upon declaration of any dividend by the Board in compliance with the Alaska Code and the Company’s Articles of Incorporation and Bylaws, the holder of Series A Preferred Stock may elect to receive payment of Series A dividend on a dividend payment date in cash, or provisionally in gold. Payment of Series A dividends in gold shall be paid only if the Company is producing gold in sufficient quantities as of the dividend payment date to pay such in-kind dividend and shall be delivered in the form of gold produced from the Company’s Chandalar property. As of December 31, 2011 and December 31, 2010, the Company had total dividends in arrears of $112,416 and $95,274, respectively. Total dividends of $22,083 were declared and payable as a result of conversion of preferred stock during 2011.

Conversion of outstanding shares of Series A Preferred stock would have resulted in dilution of 1,050,000 and 2,550,000 common shares for the years ended December 31, 2011 and 2010, respectively.

Stock Warrants:

For the years ended December 31, 2011 and 2010, the Company had the following types of stock purchase warrants outstanding:

Class D Warrants

The Class D Warrants were issued in connection with the Company’s private placement of its common stock on April 8, 2008 and expired two years from the date of issuance in 2010. The Class D Warrants were exercisable at $0.85 per common share in the first year and $1.25 per common share in the second year. These warrants contained no mandatory conversion provision. The Class D Warrants expired in 2010.

Class E Warrants

The Class E Warrants were issued in connection with notes payable in gold contracts entered into during 2009 and 2010 and expire two years from the date of issuance in 2011 and 2012. The Class E Warrants are exercisable at $0.65 per common share. The Class E Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the market price of the Company’s common shares was sustained at or above $1.00 per share for ten consecutive trading days. At December 31, 2011 and December 31, 2010, there were 300,018 and 457,518 Class E Warrants issued and outstanding, respectively.

Class F Warrants

The Class F Warrants were issued in connection with private placements of the Company’s common stock from March through August 2010, are exercisable at $0.55 per common share and expire in 2012, two years from the date of issuance. The Class F Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the market price of the Company’s common shares is sustained at or above $0.80 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 659,663 and 2,052,995 Class F Warrants issued and outstanding, respectively.

Class F-2 Warrants

The Class F-2 Warrants were issued to an agent for commissions in connection with private placements of the Company’s common stock from March through August 2010, are exercisable at $0.22 per common share and expire on December 3, 2012, two years from the date of issuance. The Class F-2 Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the weighted volume average price of the Company’s common shares is sustained above $0.80 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 599,772 and 599,772 Class F-2 Warrants issued and outstanding, respectively.

Class G Warrants

The Class G Warrants were issued in connection with private placements of the Company’s common stock in December 2010, are exercisable at $0.36 per common share and expire in December 2012, two years from the date of issuance. The Class G Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the weighted volume average price of the Company’s common shares is sustained above $0.72 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 4,169,850 and 4,169,850 Class G Warrants issued and outstanding, respectively.

Class H Warrants

The Class H Warrants were issued in connection with private placements of the Company’s common stock in April and May 2011, are exercisable at $0.30 per common share and expire five years from the date of issuance. The Class H Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the weighted volume average price of the Company’s common shares is sustained above $0.50 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 5,125,936 and nil Class H Warrants issued and outstanding, respectively.

Class I Warrants

The Class I Warrants were issued in connection with private placements of the Company’s common stock in May, July and November of 2011, are exercisable at $0.40 per common share and expire five years from the date of issuance. The Class I Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the weighted volume average price of the Company’s common shares is sustained above $0.60 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 13,906,413 and nil Class I Warrants issued and outstanding, respectively.

Class J Warrants

The Class J Warrants were issued in connection with private placements of the Company’s common stock in July and November of 2011, are exercisable at $0.30 per common share and expire five years from the date of issuance. The Class J Warrants contain a mandatory conversion provision which grants the Company, at the Company’s option, the ability to force conversion of the warrants in whole or in part, if the weighted volume average price of the Company’s common shares is sustained above $0.50 per share for twenty consecutive trading days. At December 31, 2011 and 2010, there were 8,780,478 and nil Class J Warrants issued and outstanding, respectively.

There were no warrants issued in 2011 of a nature that required fair value estimates. The fair value of warrant issues in 2010 in connection with Notes payable in gold were estimated on the grant date using the following weighted average assumptions:

	2010
	Low	High
Risk-free interest rate	0.82%	1.82%
Expected dividend yield	--	--
Expected term	2 years	2 years
Expected volatility	140.4%	198.8%

The following is a summary of warrants for December 31, 2011:

	Shares	Exercise Price ($)	Expiration Date
Class D Warrants:
Outstanding and exercisable at December 31, 2008	485,833	0.85-1.25
Outstanding and exercisable at December 31, 2009	485,833
Warrants expired April 8, 2010	(485,833)
Outstanding and exercisable at December 31, 2010	-
Class E Warrants: (Issued for Notes payable in gold)
Outstanding and exercisable at January 1, 2010	145,000	0.65
Warrants issued in 2010	312,518	0.65	Feb to Jun 2012(5)
Outstanding and exercisable at December 31, 2010	457,518
Warrants exercised February 18, 2011	(35,000)	0.20
Warrants expired in 2011	(122,500)
Outstanding and exercisable at December 31, 2011	300,018
Class F Warrants: (Issued for Private Placement)
Warrants issued in 2010	2,052,995	0.55	Mar to Aug 2012(5)
Outstanding and exercisable at December 31, 2010	2,052,995
Warrants exercised February 18, 2011	(1,393,332)	0.20
Outstanding and exercisable at December 31, 2011	659,663
Class F-2 Warrants: (Issued for Commissions)
Warrants issued in 2010	599,772	0.20	Dec 3, 2012(5)
Outstanding and exercisable at December 31, 2010	599,772
Outstanding and exercisable at December 31, 2011	599,772
Class G Warrants: (Issued for Private Placement)
Warrants issued in 2010	4,169,850	0.36	Dec 3 to 16, 2012(5)
Outstanding and exercisable at December 31, 2010	4,169,850
Outstanding and exercisable at December 31, 2011	4,169,850
Class H Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (1)	5,125,936	0.30	May 31, 2016
Outstanding and exercisable at December 31, 2011	5,125,936
Class I Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (2)	5,125,935	0.40	May 31, 2016
Warrants issued July 29, 2011 (3)	7,317,978	0.40	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.40	November 21, 2016
Outstanding and exercisable at December 31, 2011	13,906,413
Class J Warrants: (Issued for Private Placement)
Warrants issued July 29, 2011 (3)	7,317,978	0.30	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.30	November 21, 2016
Outstanding and exercisable at December 31, 2011	8,780,478
Weighted average exercise of warrants outstanding and weighted average exercise price at December 31, 2011	33,542,130	0.29

(1)    Includes 196,297 warrants issued for commissions and finder’s fees.

(2)    Includes 196,296 warrants issued for commissions and finder’s fees.

(3)    Includes 412,549 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.

(4)    Includes 212,500 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.

(5)    In March of 2012, subsequent to the end of the year ended December 31, 2011, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates. No other terms were modified.

Stock Options and Stock-Based Compensation:

Under the Company’s 2008 Equity Incentive Plan (the “Plan”), options to purchase shares of common stock may be granted to key employees, contract management and directors of the Company. The Plan permits the granting of nonqualified stock options, incentive stock options and shares of common stock. Upon exercise of options, shares of common stock are issued from the Company’s treasury stock or, if insufficient treasury shares are available, from authorized but unissued shares. Options are granted at a price equal to the closing price of the common stock on the date of grant. The stock options are generally exercisable immediately upon grant and for a period of 10 years. In the event of cessation of the holder’s relationship with the Company, the holder’s exercise period terminates 90 days following such cessation, compared with 6 months in the case of options issued under the Restated 2003 Share Incentive Plan in effect until May of 2008. The 2008 Plan authorizes the issuance of up to 5,400,000 shares of common stock which includes the 1,200,000 shares reserved for issuance under the Restated 2003 Share Incentive Plan, subject to adjustment for certain events, such as a stock split or other dilutive events. As of December 31, 2011, there were a total of 1,780,000 shares available for grant in the 2008 Plan, and 3,570,000 options outstanding.

On October 19, 2009, the Company issued 750,000 options with a 5-year life in connections with the appointment of a new Chief Executive Officer, 250,000 of which vested immediately, with 250,000 vesting on October 19, 2010 and the final 250,000 vesting on October 19, 2011. The fair value of options was determined using a Black Scholes model, resulting in a total fair value of $285,000 for these options. This value was recognized ratably over the vesting period. At December 31, 2011 and 2010, the Company recognized share-based compensation for this key employee of $38,000 and $123,500, respectively, which represents the total weighted average grant-date fair value of the options granted and vested during the year.

During 2011, the Company issued 545,000 options to employees and contractors working at our Chandalar property. Vesting milestones occurred in the Company’s fourth quarter of 2011 at which time 40,000 options were forfeited. The fair value of these options was determined using a Black Scholes model, resulting in a total fair value of $85,191 for these options. Of this value, $62,279 was recognized in the fourth quarter of 2011, when service and vesting milestones were reached.  Unrecognized compensation of $22,912 relating to these options will be recognized in 2012.

For the year ended December 31, 2011, the fair value of stock options was estimated at the date of grant using the Black-Scholes option pricing model, which requires the use of highly subjective assumptions, including the expected volatility of the stock price, which may be difficult to estimate for small reporting companies traded on micro-cap stock exchanges. There were no options granted in the year ended December 31, 2010. The fair value of each option grant was estimated on the grant date using the following weighted average assumptions:

2011
Low High
Risk-free interest rate	1.75% 1.75%
Expected dividend yield	-- --
Expected term	2 years 10 years
Expected volatility	101.3% 107.6%

The risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant. The expected term of stock options granted is from the date of the grant. The expected volatility is based on historical volatility. The Company has evaluated previous low occurrences of option forfeitures and believes that current holders of the option will hold them to maturity as has been experience historically; therefore, no variable for forfeiture was used in the calculation of fair value.

A summary of stock option transactions for the years ended December 31, 2011 and 2010 are as follows:

	Shares	Weighted- Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2009	2,415,000	$ 0.30		$0
Granted	750,000	$ 0.40
Forfeited	(100,000)	$ 0.55
Options outstanding at January 1, 2010	3,065,000	$ 0.29
Options outstanding at December 31, 2010	3,065,000	$ 0.29		$0
Granted	545,000	$ 0.24
Forfeited	(40,000)	$ 0.24
Options outstanding at December 31, 2011	3,570,000	$ 0.29	5.14	$0
Options exercisable at December 31, 2011	3,370,000	$ 0.29	5.44	$0
Options available for future grants	1,780,000

The weighted average grant-date fair value of stock options granted during the year ended December 31, 2011 was $0.19 per share, respectively. There were no options issued or exercised during 2010, and no options exercised in 2011.